Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Loss for the period	£ (10,027)	£ (9,827)
Adjustments for:
Income tax credit	(2,593)	(2,108)
Amortization and depreciation	440	336
Finance income	(208)	(616)
Interest expense on lease liabilities	14
Share-based payments	1,669	1,166
Net foreign exchange (gains) losses	(2,252)	22
Cash flows from (used in) operations before changes in working capital	(12,957)	(11,027)
Movements in working capital:
Decrease (increase) in prepayments, accrued income and other receivables	802	(1,518)
Decrease in trade payables	(484)	(164)
Increase in payroll taxes, social security and accrued expenditure	840	1,063
Movements in working capital	1,158	(619)
Cash used in operations	(11,799)	(11,646)
Net income tax received	4,152	11
Net cash used in operating activities	(7,647)	(11,635)
Cash flows from investing activities
Interest received	279	622
Payments for property, plant and equipment	(14)	(21)
Payments for intangible assets	(804)	(734)
Net cash used in investing activities	(539)	(133)
Cash flows from financing activities
Payments of lease liabilities	(148)	(95)
Proceeds from issue of share capital – exercise of share options	15	86
Proceeds from issue of share capital	2,033
Share issue expenses	(105)
Net cash from (used in) financing activities	1,795	(9)
Net decrease in cash and cash equivalents	(6,391)	(11,777)
Cash and cash equivalents at beginning of period	51,962	76,972
Effect of exchange rate changes on cash and cash equivalents	2,229	(21)
Cash and cash equivalents at end of period	£ 47,800	£ 65,174